United States
Securities and Exchange Commission
"Washington, D.C.  20549"

Form 13F

Form 13F Cover Page
Report for the Calendar Year of Quarter Ended: 12/31/2006

Check here if Amendment {    }; Amendment Number: _________
This Amendment (Check only one.):[   ] is a restatement
                                 [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:    Roffman Miller Associates Inc.
Address: 1835 Market Street, Suite 500"
         Philadelphia, PA 19103"

3F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Paulette Greenwell
Title: Chief Compliance Officer
Phone: 215-981-1030
Signature, Place, and Date of Signing:
Paulette Greenwell, Philadelphia, PA     February 12, 2007
Report Type (Check Only One.):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 67
Form 13F Information Table Entry Total: 256749
                                        (Thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     2761    35427 SH       SOLE                                      35427
A F L A C Inc.                 COM              001055102     5721   124379 SH       SOLE                                     124379
Abbott Laboratories            COM              002824100      485     9967 SH       SOLE                                       9967
Alberto Culver                 COM              013068101     2270   105822 SH       SOLE                                     105822
American International Group   COM              026874107     5120    71445 SH       SOLE                                      71445
Anheuser Busch Co. Inc.        COM              035229103     4681    95136 SH       SOLE                                      95136
Aqua America                   COM              03836w103      783    34380 SH       SOLE                                      34380
Artesian Resources Corp.  Clas COM              043113208      807    41028 SH       SOLE                                      41028
Automatic Data Processing      COM              053015103     4749    96427 SH       SOLE                                      96427
BP plc                         COM              055622104     1570    23398 SH       SOLE                                      23398
Berkshire Hathaway Class B     COM              084670207     3681     1004 SH       SOLE                                       1004
Best Buy Company, Inc.         COM              086516101      238     4835 SH       SOLE                                       4835
Black & Decker Corp            COM              091797100     7209    90143 SH       SOLE                                      90143
Boeing Co.                     COM              097023105     8298    93401 SH       SOLE                                      93401
Bristol Myers Squibb Co.       COM              110122108      202     7679 SH       SOLE                                       7679
CBS                            COM              124857202     2147    68860 SH       SOLE                                      68411
Campbell Soup                  COM              134429109     1338    34410 SH       SOLE                                      34410
Colgate Palmolive              COM              194162103     5070    77717 SH       SOLE                                      77717
Cooper Industries Inc.         COM              216648402     6058    66991 SH       SOLE                                      66991
D.R. Horton Inc.               COM              23331a109     3145   118725 SH       SOLE                                     118725
Dean Foods Company             COM              242370104     5349   126509 SH       SOLE                                     126509
Diebold Incorporated           COM              253651103     1200    25755 SH       SOLE                                      25755
Dow Chemical Co                COM              260543103      262     6555 SH       SOLE                                       6555
DuPont                         COM              263534109     6922   142116 SH       SOLE                                     142116
Exxon Mobil Corp.              COM              30231g102    11262   146969 SH       SOLE                                     146969
FedEx Corporation              COM              31428x106     9555    87970 SH       SOLE                                      86370
First American Corporation     COM              318522307     6328   155555 SH       SOLE                                     155555
Fortune Brands Inc.            COM              349631101     7992    93592 SH       SOLE                                      93592
General Electric Co.           COM              369604103     9713   261034 SH       SOLE                                     261034
GlaxoSmithKline ADR            COM              37733w105     6022   114147 SH       SOLE                                     114147
Green Mountain Power Corp.     COM              393154109     2443    72075 SH       SOLE                                      72075
H&R Block                      COM              093671105     2141    92945 SH       SOLE                                      92945
H.J. Heinz Co.                 COM              423074103     5816   129223 SH       SOLE                                     129223
Harley Davidson                COM              412822 10      587     8329 SH       SOLE                                       8329
Home Depot, Inc.               COM              437076102     6691   166599 SH       SOLE                                     166599
Illinois Tool Works Inc        COM              452308109      555    12005 SH       SOLE                                      12005
International Business Machine COM              459200101     9988   102809 SH       SOLE                                     102709
Iron Mountain Inc.             COM              462846106      302     7310 SH       SOLE                                       7310
J P Morgan Chase & Co.         COM              46625h100     5965   123489 SH       SOLE                                     123489
Johnson & Johnson, Inc.        COM              478160104     9006   136417 SH       SOLE                                     136417
Liberty Media Capital A        COM              53071M401      325     3312 SH       SOLE                                       3312
Liberty Media Interactive A    COM              53071M104     2184   101265 SH       SOLE                                     101265
Mc Donalds Corp.               COM              580135101     2893    65269 SH       SOLE                                      64269
Medtronics                     COM              585055106     4422    82644 SH       SOLE                                      82644
Merck & Co.                    COM              589331107      398     9133 SH       SOLE                                       9133
Microsoft                      COM              594918104     8188   274221 SH       SOLE                                     274221
Pepsico                        COM              713448108     5015    80175 SH       SOLE                                      80175
Pfizer                         COM              717081103     3644   140681 SH       SOLE                                     140681
Pinnacle West Capital Corp     COM              723484101      753    14850 SH       SOLE                                      14850
Proctor & Gamble               COM              742718109     3370    52429 SH       SOLE                                      52429
Progressive Corp               COM              743315103     1915    79050 SH       SOLE                                      79050
RPM Inc.                       COM              749685103     4895   234340 SH       SOLE                                     234340
Royal Dutch Shell ADR          COM              780257804      667     9425 SH       SOLE                                       9425
Sally Beauty Holdings          COM              79546e104      566    72579 SH       SOLE                                      72579
South Jersey Industries        COM              838518108     3885   116285 SH       SOLE                                     116285
Southern Company               COM              842587107     4323   117287 SH       SOLE                                     117287
Tiffany & Co.                  COM              886547 10      592    15075 SH       SOLE                                      15075
UGI Corp                       COM              902681105     3124   114527 SH       SOLE                                     114527
Unitedhealth Group Inc.        COM              91324P102     3667    68240 SH       SOLE                                      68240
Valley National Bancorp        COM              919794107     2960   111646 SH       SOLE                                     111646
Verizon Communications         COM              92343v104     3635    97605 SH       SOLE                                      97605
Viacom Class B                 COM              92553p201     1463    35668 SH       SOLE                                      35219
Wal Mart                       COM              931142103     1140    24696 SH       SOLE                                      24696
Washington Mutual Inc.         COM              939322103     4211    92560 SH       SOLE                                      92560
General Growth Properties, Inc COM              370021107     6495   124361 SH       SOLE                                     124361
UMH Properties Inc.            COM              911024107     2322   150420 SH       SOLE                                     150420
Washington Real Estate Investm COM                            5265   131624 SH       SOLE                                     131624